GOLDMAN SACHS TRUST

Goldman Sachs Municipal Fixed Income Funds

Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Service Shares and Class IR Shares of the

Goldman Sachs Municipal Income Fund

(the “Fund”)

Supplement dated October 17, 2014 to the

Prospectus and Summary Prospectus, each dated July 29, 2014 (the “Prospectuses”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

The Board of Trustees of the Goldman Sachs Trust has approved a change in the Fund’s name, investment objective, principal strategy and benchmark. These changes will be effective after the close of business on December 18, 2014.

The Fund’s name will change to the “Goldman Sachs Strategic Municipal Income Fund.”

The Fund’s current investment objective is to seek a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital. The Fund’s new investment objective will be to seek a high level of current income that is exempt from regular federal income tax.

The Fund will continue to invest in fixed income securities that are exempt from regular federal income tax. However, the Fund’s new principal strategy seeks to add value through capitalizing on municipal market inefficiencies by targeting a duration bandwidth of 2-8 years and by providing flexibility for the Fund to invest up to 30% of its net assets in securities rated below investment grade or, if unrated, determined by Goldman Sachs Asset Management, L.P. to be of comparable credit quality.

The Fund’s benchmark will change from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-10 Year Blend Index.

Accordingly, after the close of business on December 18, 2014, the Fund’s Prospectuses are revised as follows:

All references in the Prospectuses to the “Goldman Sachs Municipal Income Fund” are replaced with “Goldman Sachs Strategic Municipal Income Fund.”

The following replaces in its entirety the “Goldman Sachs Municipal Income Fund—Summary—Investment Objective” in the Prospectus and “Investment Objective” in the Summary Prospectus:

The Goldman Sachs Strategic Municipal Income Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax.

The following replaces in its entirety the “Goldman Sachs Municipal Income Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest up to 30% of its Net Assets in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default.

The Fund may concentrate its investments in issuers within the same states or economic sector. The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to range between 2 and 8 years. (Historically, over the last ten years, the duration of the Barclays Municipal Bond 1-10 Year Blend Index has been between approximately 4.02 and 4.62 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Barclays Municipal Bond 1-10 Year Blend Index.

The following is added in the section “Goldman Sachs Municipal Income Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. The Fund may purchase the securities of issuers that are in default.

The following replaces in its entirety the first paragraph under “Goldman Sachs Municipal Income Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart below and the table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. Through December 18, 2014, the Fund had been known as the Goldman Sachs Municipal Income Fund, and its investment objective and certain of its strategies differed. Performance information set forth below reflects the Fund’s former investment objective and strategies prior to that date. In addition, as of that date, the Fund’s benchmark was changed from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-10 Year Blend Index. The Investment Adviser believes that the Barclays Municipal Bond 1-10 Year Blend Index is a more appropriate index against which to measure performance in light of the changes to the Fund’s investment strategy, as it has a duration that is near the midpoint of the Fund’s target duration range of 2 to 8 years. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 800-621-2550 for Institutional or Service shareholders and 800-526-7384 for all other shareholders.

The following replaces in its entirety the “Average Annual Total Return” table under “Goldman Sachs Municipal Income Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 7/20/93)
Returns Before Taxes	–7.83%	6.62%	3.37%	4.52%
Returns After Taxes on Distributions	–7.87%	6.60%	3.35%	4.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–3.00%	6.15%	3.50%	4.44%
Barclays Municipal Bond 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	–0.32%	4.19%	3.82%	4.76%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	–2.55%	5.89%	4.29%	5.28%†
Class B Shares (Inception 5/1/96)
Returns Before Taxes	–9.71%	6.27%	3.13%	4.40%
Barclays Municipal Bond 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	–0.32%	4.19%	3.82%	4.71%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	–2.55%	5.89%	4.29%	5.30%

For the period ended December 31, 2013	1 Year	5 Years	10 Years	Since Inception
Class C Shares (Inception 8/15/97)
Returns Before Taxes	–5.97%	6.64%	2.98%	3.62%
Barclays Municipal Bond 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	–0.32%	4.19%	3.82%	4.54%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	–2.55%	5.89%	4.29%	5.03%
Institutional Shares (Inception 8/15/97)
Returns Before Taxes	–3.98%	7.79%	4.12%	4.77%
Barclays Municipal Bond 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	–0.32%	4.19%	3.82%	4.54%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	–2.55%	5.89%	4.29%	5.03%
Service Shares (Inception 8/15/97)
Returns Before Taxes	–4.45%	7.20%	3.58%	4.27%
Barclays Municipal Bond 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	–0.32%	4.19%	3.82%	4.54%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	–2.55%	5.89%	4.29%	5.03%
Class IR Shares (Inception 7/30/10)
Returns Before Taxes	–4.02%	N/A	N/A	4.05%
Barclays Municipal Bond 1-10 Year Blend Index (reflects no deduction for fees, expenses or taxes)	–0.32%	N/A	N/A	2.87%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	–2.55%	N/A	N/A	3.56%

†	Return for the Index is calculated from August 1, 1993, the commencement of the month nearest to the Class A Shares inception date.

The following replaces in its entirety the second sentence under “Investment Management Approach—Investment Objective” in the Prospectus:

The Strategic Municipal Income Fund seeks a high level of current income that is exempt from regular federal income tax.

The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Municipal Income Fund” in the Prospectus:

The Fund invests, under normal market conditions, at least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest up to 30% of its Net Assets in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default.

The Fund may concentrate its investments in issuers within the same states or economic sector.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to range between 2 and 8 years. (Historically, over the last ten years, the duration of the Barclays Municipal Bond 1-10 Year Blend Index has been between approximately 4.02 and 4.62 years). Although the Fund is not managed towards an average maturity, it is expected that the average maturity of the Fund’s portfolio will change in relation to the duration of the Barclays Municipal Bond 1-10 Year Blend Index.

The Fund’s benchmark index is the Barclays Municipal Bond 1-10 Year Blend Index. The Barclays Municipal Bond 1-10 Year Blend Index is an investment grade, national focused municipal bond index with maturities ranging from 1-12 years.

The following replaces in its entirety the “Investment Management Approach—Investment Securities” chart with respect to the Fund in the Prospectus:

10	Percent of total assets (italic type)
10	Percent of Net Assets (including borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objective and strategies of the Fund
—	Not permitted

Strategic Municipal Income Fund
Investment Securities

Asset-Backed Securities	•

Convertible Securities	•

Corporate Debt Obligations and Trust Preferred Securities	•

Floating and Variable Rate Obligations	•

Lower Grade Fixed Income Securities	30

Structured Securities[5]	•

Taxable Municipal Securities	20

Tax-Free Municipal Securities	80+[2]

Temporary Investments	•[3]

U.S. Government Securities	•

[2]	Each Fund will invest at least 80% of its Net Assets in municipal securities, the interest on which is exempt from regular federal income tax.
[3]	Each Fund may invest no more than 20% of its Net Assets in taxable investments under normal market conditions. Under unusual conditions, taxable investments may exceed this percentage.
[5]	Structured securities are not subject to the same minimum credit quality requirements as a Fund’s investments in fixed income securities.

The following replaces in its entirety the “Risks of the Funds” chart with respect to the Fund in the Prospectus:

✓	Principal Risk
•	Additional Risk

Strategic Municipal Income Fund

Call/Prepayment	•

Concentration	✓

Credit/Default	✓

Derivatives	•

Extension	•

Interest Rate	✓

Large Shareholder Redemptions	✓

Liquidity	✓

Management	•

Market	✓

Municipal Securities	✓

NAV	•

Non-Investment Grade Fixed Income Securities	✓

State Specific	✓

Tax	✓

U.S. Government Securities	•

Under “Risks of the Funds” in the Prospectus, the following replaces “Non-Investment Grade Fixed Income Securities Risk”:

Non-Investment Grade Fixed Income Securities Risk—The High Yield Municipal and Strategic Municipal Income Funds will invest in non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) that are considered speculative. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Under “Appendix A—B. Other Portfolio Risks” in the Prospectus, the following replaces the fourth paragraph in “Credit/Default Risks”:

The High Yield Municipal and Strategic Municipal Income Funds may invest in non-investment grade fixed income securities (i.e., securities rated BB+ or Ba1 or below (or comparable unrated securities) commonly referred to as “junk bonds”). Because non-investment grade fixed income securities are issued by issuers with low credit ratings, they pose a greater risk of default than investment grade securities. Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

MUNIFINAMSTK 10-14